Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Disaggregation of Revenues

Disaggregation of Revenues

	Year ended December 31,
	2025		2024		2023
	Revenue	% of Revenue	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
Sweden	$747	72.8%	$224	29.2%	$247	16.8%
USA	204	19.9%	220	28.6%	148	10.1%
China (excluding Hong Kong)	6	0.6%	254	33.1%	639	43.5%
Hong Kong	16	1.5%	-	-	266	18.1%
Germany	-	-	20	2.6%	81	5.5%
Israel	53	5.2%	50	6.5%	50	3.4%
Other	-	-	-	-	39	2.6%
Total revenue	$1,026	100%	$768	100%	$1,470	100%